Share-Based Compensation - Outstanding Stock Options (Parenthetical) (Detail) (CNH EIP [Member], USD $)	Dec. 31, 2014
CNH EIP [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Year-end market price of common shares	$ 8.06